SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Action Energy Company W.L.L. [Member] $ in Millions	May 05, 2021 USD ($)
Subsequent Event [Line Items]
Cash Consideration	$ 36.8
Additional cash payment	19.7
Cash consideration	56.5
Additional earn out payments	$ 6.4